UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06728

Name of Fund: BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniYield Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 1.1%
Alabama Public School & College Authority, Refunding RB, Series A, 5.00%, 5/01/29	$800	$825,064
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	650	689,312
County of Jefferson Alabama, RB, Series A, 4.75%, 1/01/25	2,000	1,556,180

		3,070,556

Arizona — 1.2%
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/27	2,300	2,347,610
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/29	925	934,130

		3,281,740

California — 19.2%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.43%, 10/01/25 (a)	7,150	5,597,949
Antelope Valley Community College District, GO, Election of 2004, Series B (NPFGC), 5.25%, 8/01/39	550	555,775
Arcadia Unified School District California, GO, CAB, Election of 2006, Series A (AGM), 4.96%, 8/01/39 (b)	1,400	186,704
Cabrillo Community College District California, GO, CAB, Election of 2004, Series B (NPFGC), 5.18%, 8/01/37 (b)	2,100	313,635
Cabrillo Community College District California, GO, CAB, Election of 2004, Series B (NPFGC), 4.87%, 8/01/38 (b)	4,800	663,840
California Health Facilities Financing Authority, RB, Kaiser Permanente, Series A (AGM), 5.50%, 6/01/22 (c)	5,000	5,025,100

Municipal Bonds	Par (000)	Value

California (continued)
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	$500	$515,000
Coast Community College District California, GO, Refunding, CAB, Election of 2002, Series C (AGM), 5.52%, 8/01/13 (a)	1,800	1,519,776
East Side Union High School District- Santa Clara County California, GO, CAB, Election of 2002, Series E (Syncora), 5.15%, 8/01/29 (b)	15,000	4,214,100
El Monte Union High School District California, GO, Election of 2002, Series C (AGM), 5.25%, 6/01/28	4,000	4,169,680
Fairfield-Suisun Unified School District California, GO, Election of 2002 (NPFGC), 5.50%, 8/01/28	2,770	2,949,773
Fresno Unified School District California, GO, Election of 2001, Series E (AGM), 5.00%, 8/01/30	800	813,320
John Swett Unified School District, GO, Series A (AGM), 5.50%, 8/01/26	2,815	2,929,064
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC), 5.00%, 10/01/29	2,600	2,678,884
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC), 5.00%, 10/01/36	1,475	1,499,618
Monterey Peninsula Community College District, GO, CAB, Series C (AGM), 5.08%, 8/01/28 (b)	11,975	3,838,227
Orange County Sanitation District, COP (NPFGC), 5.00%, 2/01/33	2,300	2,346,621
Palm Springs Financing Authority, Refunding RB, Convention Center Project, Series A (NPFGC), 5.50%, 11/01/29	2,900	3,000,485
Port of Oakland, RB, Series K, AMT (NPFGC), 5.75%, 11/01/29	2,000	2,001,120

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds Berkshire Hathaway Assurance
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF - GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2010	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)
Poway Redevelopment Agency California, Tax Allocation Bonds, Refunding, Paguay Redevelopment Project (AMBAC), 5.13%, 6/15/33	$1,250	$1,104,813
Sacramento Municipal Utility District, RB, Series N (NPFGC), 5.00%, 8/15/28	4,300	4,311,911
Sacramento Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	1,600	1,606,720
State of California, GO, 5.13%, 6/01/27	20	19,716
Ventura County Community College District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/30	2,025	2,068,942

		53,930,773

Colorado — 1.2%
Colorado Health Facilities Authority, RB, Covenant Retirement Communities, Series A (Radian), 5.50%, 12/01/27	1,200	1,100,304
Colorado Health Facilities Authority, RB, Covenant Retirement Communities, Series A (Radian), 5.50%, 12/01/33	675	595,175
E-470 Public Highway Authority Colorado, Refunding RB, CAB, Series B (NPFGC), 5.62%, 9/01/32 (b)	7,500	1,656,000

		3,351,479

Florida — 10.6%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/33	1,400	1,430,520
County of Duval Florida, COP, Master Lease Program (AGM), 5.00%, 7/01/33	2,600	2,589,236
County of Miami-Dade Florida, RB, Jackson Health System (AGC), 5.63%, 6/01/34	2,000	2,069,580
County of Miami-Dade Florida, Refunding RB, Miami International Airport, AMT (AGC), 5.00%, 10/01/40	12,550	11,890,623
County of Orange Florida, Refunding RB, Series B (NPFGC), 5.13%, 1/01/32	1,575	1,584,482
Hillsborough County Aviation Authority Florida, RB, Series A, AMT (AGC), 5.38%, 10/01/33	3,250	3,277,755
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/31	1,625	1,682,070
Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	2,850	3,000,822
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	250	254,100
South Florida Water Management District, COP (AGC), 5.00%, 10/01/22	1,800	1,918,728

		29,697,916

Municipal Bonds	Par (000)	Value

Georgia — 0.9%
Augusta-Richmond County Georgia, RB (AGM), 5.25%, 10/01/39	$1,880	$1,943,506
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	730	732,628

		2,676,134

Illinois — 22.0%
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	2,500	2,770,875
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT (AGM), 5.75%, 1/01/23	5,200	5,363,228
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT (Syncora), 6.00%, 1/01/29	2,200	2,270,268
City of Chicago Illinois, GO, City of Chicago Illinois, GO, CAB, City Colleges (NPFGC), 5.88%, 1/01/31 (b)	8,370	2,795,999
City of Chicago Illinois, GO, Refunding, Series A (AGM), 5.00%, 1/01/25	5,000	5,247,750
City of Chicago Illinois, RB, Series A (AGC), 5.00%, 1/01/38	4,000	4,062,600
City of Chicago Illinois, Refunding RB, General Airport, Third Lien, Series A, AMT (NPFGC), 5.50%, 1/01/22	9,150	9,311,314
County of Cook Illinois, GO, Capital Improvement, Series C (AMBAC), 5.50%, 11/15/12 (d)	2,460	2,773,724
Illinois Finance Authority, Refunding RB, Central DuPage Health, Series B, 5.50%, 11/01/39	2,070	2,137,668
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.53%, 6/15/30 (a)	21,675	21,535,630
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 6/01/33	2,000	2,266,740
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,125	1,159,380

		61,695,176

Indiana — 0.1%
Indiana Municipal Power Agency, RB, Indiana Municipal Power Agency, Series B, 5.75%, 1/01/34	350	359,730

Iowa — 0.4%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	1,175	1,214,844

Kentucky — 0.8%
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	2,000	2,146,800

2	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Louisiana — 1.4%
Jefferson Parish Home Mortgage Authority, RB, Series B-1, AMT (NPFGC), 6.65%, 12/01/33	$1,200	$1,273,620
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,150	1,284,286
Rapides Finance Authority Louisiana, RB, Cleco Power LLC Project, AMT (AMBAC), 4.70%, 11/01/36	1,650	1,367,767

		3,925,673

Maryland — 0.4%
Maryland Community Development Administration, Refunding RB, Residential, Series A, AMT, 5.75%, 9/01/39	1,045	1,101,461

Massachusetts — 8.4%
Massachusetts HFA, RB, Rental Mortgage, Series F, AMT (AGM), 5.25%, 1/01/46	20,000	19,371,400
Massachusetts HFA, RB, S/F Housing, Series 128, AMT (AGM), 4.80%, 12/01/27	1,500	1,439,115
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	2,700	2,779,974

		23,590,489

Michigan — 5.7%
City of Detroit Michigan, RB, Second Lien, Series B (AGM), 6.25%, 7/01/36	350	378,984
City of Detroit Michigan, RB, Second Lien, Series B (AGM), 7.00%, 7/01/36	200	228,460
City of Detroit Michigan, RB, System, Second Lien, Series A (BHAC), 5.50%, 7/01/36	4,500	4,649,805
City of Detroit Michigan, RB, System, Second Lien, Series B (NPFGC), 5.00%, 7/01/36	3,000	2,703,570
City of Detroit Michigan, Refunding RB, Second Lien, Series E (BHAC), 5.75%, 7/01/31	2,200	2,346,432
Michigan Higher Education Student Loan Authority, Refunding RB, Student Loan, Series XVII-G, AMT (AMBAC), 5.20%, 9/01/20	1,000	1,000,430
Michigan Strategic Fund, RB, Detroit Edison Co. Project, Series C, AMT (Syncora), 5.45%, 12/15/32	3,900	3,671,577
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series A, AMT (Syncora), 5.50%, 6/01/30	1,000	955,170

		15,934,428

Municipal Bonds	Par (000)		Value

Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	$1,800		$1,999,530
Dakota County Community Development Agency, RB, Mortgage- Backed Securities Program, Series B, AMT (GNMA), 5.15%, 12/01/38	—	(e)	4

			1,999,534

Missouri — 1.4%
Pattonville R-3 School District, GO, Missouri Direct Deposit Program (FGIC), 5.75%, 3/01/10 (d)	2,000		2,029,880
Pattonville R-3 School District, GO, Missouri Direct Deposit Program (FGIC), 5.75%, 3/01/10 (d)	2,000		2,029,880

			4,059,760

Nevada — 4.0%
City of Carson City Nevada, RB, Carson- Tahoe Hospital Project, Series A, (Radian), 5.50%, 9/01/33	2,800		2,539,320
County of Clark Nevada, RB, Las Vegas- McCarran International Airport, Series A (AGC), 5.25%, 7/01/39 (f)	1,700		1,692,350
County of Clark Nevada, RB, Southwest Gas Corp. Project, Series A, AMT (FGIC), 4.75%, 9/01/36	40		33,257
County of Clark Nevada, RB, Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/30	1,500		1,517,130
County of Clark Nevada, RB, Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	2,700		2,672,541
County of Clark Nevada, RB, System, Subordinate Lien, Series C (AGM), 5.00%, 7/01/26	1,275		1,308,685
Las Vegas Valley Water District, GO, Refunding, Series A (NPFGC), 5.00%, 6/01/24	1,350		1,395,225

			11,158,508

New Jersey — 7.6%
New Jersey EDA, RB, Cigarette Tax (Radian), 5.75%, 6/15/29	870		854,001
New Jersey EDA, RB, Cigarette Tax (Radian), 5.50%, 6/15/31	400		372,416
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	8,200		8,319,064
New Jersey EDA, RB, School Facilities Construction, Series O, 5.13%, 3/01/28	3,380		3,511,685

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2010	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey EDA, RB, School Facilities Construction, Series P, 5.13%, 9/01/28	$4,000	$4,158,520
New Jersey EDA, Refunding RB, School Facilities Construction, Series N-1 (AGM), 5.50%, 9/01/25	2,000	2,312,580
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (NPFGC), 5.75%, 6/15/25	1,400	1,626,604

		21,154,870

New Mexico — 2.3%
New Mexico State Transportation Commission, RB, Senior, Sub Lien Series A (AGM), 6.00%, 6/15/10 (d)	6,295	6,431,098

New York — 2.3%
New York State Dormitory Authority, RB, State University Educational Facilities (FGIC), 5.75%, 5/15/24 (d)	5,000	5,132,500
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	1,200	1,271,844

		6,404,344

Ohio — 2.4%
New Albany Plain Local School District, GO, Refunding (FGIC), 6.00%, 6/01/11 (d)	5,120	5,499,545
New Albany Plain Local School District, GO, Refunding (NPFGC), 6.00%, 12/01/20	1,170	1,243,523

		6,743,068

Oregon — 0.2%
Medford Hospital Facilities Authority, RB, Asante Health System, Series A (AGC), 5.00%, 8/01/40 (f)	500	487,015

Pennsylvania — 1.6%
Delaware River Port Authority Pennsylvania & New Jersey, RB (AGM), 6.00%, 1/01/17	5	5,022
Pennsylvania HFA, Refunding RB, Series 99A, AMT, 5.25%, 10/01/32	1,340	1,342,881
Pennsylvania Turnpike Commission, RB, CAB, Sub-Series E, 6.47%, 12/01/38 (a)	2,600	1,641,614
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	1,300	1,385,137

		4,374,654

Puerto Rico — 2.1%
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/30	1,070	1,082,027
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	3,000	3,192,300

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.76%, 8/01/41 (b)	$10,000	$1,486,400

		5,760,727

South Carolina — 0.9%
Berkeley County School District, RB, Securing Assets For Education, 5.13%, 12/01/30	2,450	2,498,657

Tennessee — 0.8%
Tennessee Energy Acquisition Corp., RB, Series A, 5.25%, 9/01/26	2,465	2,380,179

Texas — 12.6%
City of Corpus Christi Texas, Refunding RB, Series A (AGM), 6.00%, 7/15/10 (d)	2,000	2,053,600
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series A, AMT (NPFGC), 5.50%, 11/01/33	5,000	5,014,650
Lewisville ISD Texas, GO, Refunding, CAB, School Building (NPFGC), 4.67%, 8/15/24 (b)	3,915	1,949,709
Lone Star College System, GO, 5.00%, 8/15/33	3,000	3,116,160
Mansfield ISD Texas, GO, School Building (PSF-GTD), 5.00%, 2/15/33	1,065	1,118,452
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, AMT (NPFGC), 5.20%, 5/01/30	1,800	1,690,470
North Harris County Regional Water Authority, RB, Senior Lien (NPFGC), 5.13%, 12/15/35	2,045	2,073,487
North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	3,400	3,626,950
North Texas Tollway Authority, Refunding RB, First Tier, Series A, 6.00%, 1/01/28	2,415	2,567,363
North Texas Tollway Authority, Refunding RB, System, First Tier (NPFGC), 5.75%, 1/01/40	3,600	3,673,188
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.75%, 8/15/38	4,800	4,822,320
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.50%, 8/15/39	3,500	3,474,625

		35,180,974

Vermont — 1.8%
Vermont HFA, RB, Series 27, AMT (AGM), 4.85%, 11/01/32	2,570	2,447,308

4	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Vermont (concluded)
Vermont HFA, Refunding RB, Multiple Purpose, Series C, AMT (AGM), 5.50%, 11/01/38	$2,475	$2,498,339

		4,945,647

Washington — 3.4%
Port of Seattle Washington, RB, Series B, AMT (NPFGC), 6.00%, 2/01/16	7,470	7,553,813
Port of Tacoma Washington, RB, Series A (AMBAC), 5.25%, 12/01/14 (d)	1,600	1,875,328

		9,429,141

Total Municipal Bonds – 117.5%		328,985,375

Municipal Bonds Transferred to Tender Option Bond Trusts (g)

Arizona — 0.4%
Phoenix Civic Improvement Corporation, RB, Junior Lien, Series A, 5.00%, 7/01/34	1,000	1,033,360

California — 3.7%
Anaheim Public Financing Authority California, RB, Electric System Distribution Facilities, Series A (FSA), 5.00%, 10/01/31	3,808	3,811,518
Los Angeles Community College District California, GO, 2008 Election, Series A, 6.00%, 8/01/33	1,699	1,884,971
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	359	367,053
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	3,030	3,076,874
Tamalpais Union High School District, California, GO, Election of 2001 (FSA), 5.00%, 8/01/28	1,320	1,335,642

		10,476,058

Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	780	821,967

District of Columbia — 1.0%
District of Columbia, RB, Series A, 5.50%, 12/01/30	855	949,597
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	1,580	1,764,392

		2,713,989

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value

Florida — 3.5%
City of Tallahassee. Florida, RB (NPFGC), 5.00%, 10/01/37	$4,000	$4,004,760
County of Seminole. Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	4,200	4,589,928
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	1,189	1,218,744

		9,813,432

Georgia — 7.2%
City of Atlanta Georgia, RB, General, Series B (AGM), 5.25%, 1/01/33	4,999	5,095,330
City of Atlanta Georgia, RB, General, Subordinate Lien, Series C (AGM), 5.00%, 1/01/33	15,000	15,040,650

		20,135,980

Illinois — 10.8%
City of Chicago, Illinois, Refunding RB, Second Lien (FSA), 5.25%, 11/01/33	2,549	2,671,098
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	3,499	3,739,948
Metropolitan Pier & Exposition Authority, Illinois, RB, McCormick Place Expansion, Series A (NPFGC), 5.00%, 12/15/28	3,500	3,569,475
Metropolitan Pier & Exposition Authority, Illinois, Refunding RB, McCormick Place Expansion, Series B (NPFGC), 5.75%, 6/15/23	7,250	7,842,107
Regional Transportation Authority, RB (NPFGC), 6.50%, 7/01/26	10,000	12,480,337

		30,302,965

Louisiana — 1.7%
State of Louisiana, RB, Series A (FSA), 5.00%, 5/01/36	4,600	4,688,688

Massachusetts — 2.7%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	7,195	7,545,547

Nevada — 1.9%
City of Las Vegas, Nevada, GO, Limited Tax Performing Arts Center, 6.00%, 4/01/39	3,298	3,575,999
Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	1,574	1,728,025

		5,304,024

New Jersey — 0.4%
New Jersey EDA, RB, Cigarette Tax (AGC), 5.50%, 6/15/24	1,000	1,035,030

New York — 1.8%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	1,050	1,170,686

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2010	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value

New York (concluded)
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	$1,005	$1,118,012
New York State Thruway Authority, RB, Series G (AGM), 5.00%, 1/01/32	2,700	2,758,995

		5,047,693

Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	500	522,185

South Carolina — 2.6%
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC), 5.25%, 12/01/28	2,725	2,824,490
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC), 5.25%, 12/01/29	2,425	2,499,739
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC), 5.25%, 12/01/30	880	903,047
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,125	1,210,309

		7,437,585

Texas — 4.2%
Clear Creek Independent School District, Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	1,900	2,043,042
Cypress Fairbanks Independent School District, GO, Refunding, Schoolhouse (PSF-GTD), 5.00%, 2/15/32	5,250	5,539,747
Harris County Cultural Education Facilities Finance Corporation, RB, Hospital Texas Childrens Hospital Project, 5.50%, 10/01/39	4,000	4,105,280

		11,688,069

Virginia — 0.8%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	300	311,938
Virginia Housing Development Authority, RB, Series H, Sub-Series H1 (NPFGC), 5.35%, 7/01/31	1,995	2,013,653

		2,325,591

Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	1,250	1,249,612

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 43.6%		122,141,775

Total Long-Term Investments (Cost – $439,714,581) – 161.1%		451,127,150

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.16% (h)(i)	5,104,482	$5,104,482

Total Short-Term Securities (Cost – $5,104,482) – 1.8%		5,104,482

Total Investments (Cost – $444,819,063*) – 162.9%		456,231,632
Other Assets Less Liabilities – 1.0%		2,799,760
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (22.3)%		(62,352,395)
Preferred Shares, at Redemption Value – (41.6)%		(116,584,726)

Net Assets Applicable to Common Shares – 100.0%		$280,094,271

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$391,697,848

Gross unrealized appreciation	$19,397,434
Gross unrealized depreciation	(17,183,183)

Net unrealized appreciation	$2,214,251

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date

(c)	Security is collateralized by Municipal or U.S. Treasury Obligations.

(d)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Amount is less than $1,000.

(f)	When-issued security. Unsettled when-issued security transactions were as follows:

Counterparty	Market Value	Unrealized Depreciation

Citigroup Global Markets, Inc.	$1,692,350	$(7,650)
Merrill Lynch & Co.	$487,015	—

(g)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$4,203,619	$13,560

(i)	Represents the current yield as of report date.

6	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2010

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in the semi-annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$5,104,482
Level 2 - Long-Term Investments[1]	451,127,150
Level 3	—

Total	$456,231,632

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2010	7

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund II, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Quality Fund II, Inc.

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: March 19, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: March 19, 2010